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MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Short Duration High Yield Fund

MAINSTAY FUNDS TRUST

MainStay MacKay Short Duration High Yield Fund

Supplement dated December 10, 2021 (“Supplement”) to the Summary Prospectus and

Prospectus each dated February 28, 2021, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective December 13, 2021, the Summary Prospectus and Prospectuses are revised as follows:

1.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay Short Duration High Yield Fund	Class A		Investor Class		Class C	Class I	Class R2	Class R3	Class R6	SIMPLE Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		2.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none	none	none	none
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay Short Duration High Yield Fund		Class A	Investor Class	Class C	Class I	Class R2	Class R3	Class R6	SIMPLE Class
Management Fees (as an annual percentage of the Fund's average daily net assets)		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none	0.25%	0.50%	none	0.50%
Other Expenses		0.12%	0.21%	0.21%	0.12%	0.22%	0.22%	0.04%	0.21%
Acquired (Underlying) Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.04%	1.13%	1.88%	0.79%	1.14%	1.39%	0.71%	1.38%
Waivers / Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1]	1.02%	1.11%	1.86%	0.77%	1.12%	1.37%	0.71%	1.36%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.02% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes, except Class R6. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Total Annual Fund Operating Expenses After Waivers/Reimbursements have been restated to reflect the current contractual arrangement.

Assuming redemption at end of period
Expense Example - MainStay MacKay Short Duration High Yield Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R2	Class R3	Class R6	SIMPLE Class
1 Year	$ 401	$ 360	$ 289	$ 79	$ 114	$ 139	$ 73	$ 138
3 Years	619	598	589	250	360	438	227	435
5 Years	855	855	1,014	437	626	759	395	753
10 Years	$ 1,531	$ 1,589	$ 2,004	$ 976	$ 1,384	$ 1,667	$ 883	$ 1,656

Assuming no redemption
Expense Example No Redemption	MainStay MacKay Short Duration High Yield Fund Class C USD ($)
1 Year	$ 189
3 Years	589
5 Years	1,014
10 Years	$ 2,004

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.